INVENTORY	3 Months Ended
Mar. 31, 2016
InventoryAbstract
INVENTORY	NOTE 7 - INVENTORY:

	March 31, 2016	December 31, 2015
	($ in thousands)
Finished goods	$116	$301
Work in process	276	307
Raw materials and supplies	119	145
	$511	$753